Long-Term Debt, Short-Term Debt, and Financing Arrangements - Financing Arrangements (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Commitments	$ 2,229,000,000
Borrowings	729,000,000
Letters of Credit	0
Available	1,500,000,000
Tenneco Inc. revolving credit agreement
Debt Instrument [Line Items]
Commitments	1,600,000,000
Borrowings	244,000,000
Letters of Credit	0
Available	1,356,000,000
Tenneco Inc. tranche A term facility
Debt Instrument [Line Items]
Commitments	390,000,000
Borrowings	390,000,000
Letters of Credit	0
Available	0
Subsidiaries' credit agreements
Debt Instrument [Line Items]
Commitments	239,000,000
Borrowings	95,000,000
Letters of Credit	0
Available	$ 144,000,000